Leases - Schedule of Amounts Reported in Consolidated Balance Sheet (Details) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)		Apr. 01, 2019 INR (₨)
Non-Current Assets
Right-of-use assets		₨ 4,434	[1]	$ 58.8	[1]	₨ 3,182
Non-current liabilities:
Lease liabilities		3,592	[1]	47.6	[1]	2,939
Current liabilities:
Lease liabilities	[1]	256		3.4
Total operating lease liabilities		₨ 3,848		$ 51.0		₨ 2,939

[1]	The Company adopted ASC Topic 842 effective April 1, 2019, refer note 2(k) and note 18.